Retirement Plans, Postretirement And Postemployment Benefits (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Prior service cost, recognized in net periodic benefit cost	$ 466,000
Prior service cost, recognized in net periodic benefit cost - deferred tax asset and liability	184,000
Transition assets, recognized in net periodic benefit cost	1,000
Accumulated benefit obligation for defined benefit pension plans	417,771,000	366,701,000
Pension contribution and SERP payments	30,215,000	40,629,000
Corporation's matching obligations	5,370,000	5,074,000	5,012,000
Accrued postemployment benefits	1,691,000	1,545,000
Basis point reduction in discount rate assumption	70
SERP Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated contribution of pension plans	31,000,000
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial gain (loss), recognized in net periodic benefit cost	13,168,000
Actuarial gain (loss), recognized in net periodic benefit cost - deferred tax asset and liability	5,208,000
Postretirement Health Care Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated contribution of pension plans	2,930,000
Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior service cost, recognized in net periodic benefit cost	257,000
Prior service cost, recognized in net periodic benefit cost - deferred tax asset and liability	102,000
Actuarial gain (loss), recognized in net periodic benefit cost	3,255,000
Actuarial gain (loss), recognized in net periodic benefit cost - deferred tax asset and liability	1,287,000
Pension contribution and SERP payments	$ 3,869,000	$ 4,143,000
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of pension asset equity securities in mid and large capitalization funds	63.00%
Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of pension assets invested in debt securities with objective of exceeding return of Barclays Capital Aggregate Bond Index	85.00%